TAXATION - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carry forwards	¥ 3,161,343	¥ 3,108,434
Advertising expenses	301,984	231,505
Other expense	16,776	32,217
Less: valuation allowance	¥ (3,480,103)	(3,372,156)	¥ (3,223,172)	¥ (2,830,917)
Deferred tax liabilities
Identifiable intangible assets from business combination		16,979
Total deferred tax liabilities		¥ 16,979